Unaudited Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Income Statement [Abstract]
Revenues	$ 13,018
Cost of revenues	(7,177)
Gross profit	5,841
Operating expenses
Selling and marketing expenses
General and administrative expenses	(919)	(57,086)
Total operating expenses	(919)	(57,086)
Income (loss) from operations	4,922	(57,086)
Other income
Interest income	1	1
Interest expense	(2,905)	(1,745)
Other expenses	(2)	(3)
Total other income, net	(2,906)	(1,747)
Income (loss) from continuing operations	2,016	(58,833)
Discontinued operations
Loss from disposal of subsidiaries	(412,513)
Loss from discontinued operations	(2,364)	(116,218)
Loss from discontinued operations	(414,877)	(116,218)
Net loss	(412,861)	(175,051)
Add: Net loss attributable to non-controlling interests		7,273
Net loss attributable to Meta Data Limited's shareholders	$ (412,861)	$ (167,778)
Loss per share
Basic (in Dollars per share)	$ (0.01)	$ (0.05)
Diluted (in Dollars per share)	$ (0.01)	$ (0.05)
Weighted average number of shares outstanding
Basic (in Shares)	35,898,081	3,717,015
Diluted (in Shares)	46,822,252	3,939,131